PENSION PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Changes in benefit obligation and plan assets
Changes in the benefit obligation and plan assets were as follows:

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
Change in Benefit Obligation	U.S.	Foreign	Total	U.S.	Foreign	Total
Benefit obligation at beginning of year	$2,116.5	$66.3	$2,182.8	$1,916.5	$62.2	$1,978.7
Service cost	2.1	2.2	4.3	2.3	0.5	2.8
Interest cost	80.2	3.1	83.3	83.8	2.7	86.5
Actuarial (gain) loss	(45.8)	1.8	(44.0)	245.8	9.8	255.6
Benefits paid	(205.6)	(2.8)	(208.4)	(131.9)	(3.6)	(135.5)
Curtailments/settlements	12.6	0.1	12.7	—	0.2	0.2
Business combination	498.5	171.4	669.9	—	—	—
Currency translation adjustments	—	(14.7)	(14.7)	—	(5.5)	(5.5)
Benefit obligation at end of year	$2,458.5	$227.4	$2,685.9	$2,116.5	$66.3	$2,182.8

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
Change in Plan Assets	U.S.	Foreign	Total	U.S.	Foreign	Total
Fair value of plans’ assets at beginning of year	$1,915.4	$63.3	$1,978.7	$1,798.6	$62.1	$1,860.7
Actual return on plans’ assets	(25.4)	0.4	(25.0)	244.2	9.4	253.6
Employer contributions	77.6	1.0	78.6	4.5	0.9	5.4
Benefits paid	(205.6)	(2.8)	(208.4)	(131.9)	(3.6)	(135.5)
Business combination	212.0	10.8	222.8	—	—	—
Currency translation adjustments	—	(10.2)	(10.2)	—	(5.5)	(5.5)
Fair value of plans’ assets at end of year	$1,974.0	$62.5	$2,036.5	$1,915.4	$63.3	$1,978.7

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
Funded Status	U.S.	Foreign	Total	U.S.	Foreign	Total
Qualified plans	$(480.8)	$(163.5)	$(644.3)	$(137.5)	$(1.2)	$(138.7)
Non-qualified plans	(3.7)	(1.4)	(5.1)	(63.6)	(1.8)	(65.4)
Total funded status	$(484.5)	$(164.9)	$(649.4)	$(201.1)	$(3.0)	$(204.1)

Amounts recognized in consolidated balance sheets
Amounts recognized in the consolidated balance sheets consisted of:

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
	U.S.	Foreign	Total	U.S.	Foreign	Total
Accrued benefit in current liabilities	$(0.4)	$(0.1)	$(0.5)	$(21.8)	$(0.3)	$(22.1)
Accrued benefit in noncurrent liabilities	(484.1)	(164.8)	(648.9)	(179.3)	(2.7)	(182.0)
Accumulated other comprehensive loss	714.2	26.6	740.8	654.8	23.0	677.8
Net balance sheet impact	$229.7	$(138.3)	$91.4	$453.7	$20.0	$473.7

Schedule of projected and accumulated benefit obligation, and fair value of plan assets

	December 31,
	2015	2014
	($ in millions)
Projected benefit obligation	$2,685.9	$2,182.8
Accumulated benefit obligation	2,655.0	2,170.8
Fair value of plan assets	2,036.5	1,978.7

Components of net periodic benefit income (loss)

	Pension Benefits		Other Postretirement Benefits
	Three Months Ended March 31,		Three Months Ended March 31,
	2016	2015	2016	2015
Components of Net Periodic Benefit (Income) Cost	($ in millions)
Service cost	$3.2	$1.6	$0.3	$0.3
Interest cost	22.4	20.6	0.5	0.6
Expected return on plans’ assets	(39.8)	(35.6)	—	—
Recognized actuarial loss	5.3	7.5	0.8	0.9
Curtailments/settlements	—	0.1	—	0.1
Net periodic benefit (income) cost	$(8.9)	$(5.8)	$1.6	$1.9

	Years Ended December 31,
	2015	2014	2013
Components of Net Periodic Benefit Costs (Income)	($ in millions)
Service cost	$7.8	$5.3	$6.2
Interest cost	83.3	86.5	81.1
Expected return on plans’ assets	(147.4)	(139.5)	(137.5)
Amortization of prior service cost	1.6	2.2	1.9
Recognized actuarial loss	26.2	20.3	27.8
Curtailments/settlements	47.2	0.2	—
Net periodic benefit costs (income)	$18.7	$(25.0)	$(20.5)

Included in Other Comprehensive Loss (Pretax)
Liability adjustment	$125.4	$138.9	$14.4
Amortization of prior service costs and actuarial losses	(62.4)	(22.7)	(29.7)

Assumptions used in calculations

	U.S. Pension Benefits			Foreign Pension Benefits
Weighted-Average Assumptions	2015	2014	2013	2015	2014	2013
Discount rate—periodic benefit cost	3.9%	4.5%	3.9%	2.8%	4.8%	4.2%
Expected return on assets	7.75%	7.75%	7.75%	6.0%	7.5%	7.75%
Rate of compensation increase	3.0%	3.0%	3.0%	3.0%	3.5%	3.5%
Discount rate—benefit obligation	4.4%	3.9%	4.5%	2.7%	3.9%	4.8%

Schedule of Rate of Returns by Asset Class Considered in Setting Long-Term Rate of Return Assumption
The following rates of return by asset class were considered in setting the long-term rate of return assumption:

U.S. equities	9%	to	13%
Non-U.S. equities	10%	to	14%
Fixed income/cash	5%	to	9%
Alternative investments	5%	to	15%
Absolute return strategies	8%	to	12%

Pension plan asset allocation by asset class
Our pension plan asset allocation at December 31, 2015 and 2014, by asset class was as follows:

	Percentage of Plan Assets
Asset Class	2015	2014
U.S. equities	4%	4%
Non-U.S. equities	6%	7%
Fixed income/cash	47%	52%
Acquisition plan receivable	10%	—%
Alternative investments	19%	21%
Absolute return strategies	14%	16%
Total	100%	100%

Target allocation and ranges
As of December 31, 2015, the following target allocation and ranges have been set for each asset class:

Asset Class	Target Allocation	Target Range
U.S. equities	6%	0-14
Non-U.S. equities	6%	0-14
Fixed income/cash	61%	48-80
Alternative investments	7%	0-28
Absolute return strategies	20%	10-30

Pension Plan Investments Measured At Fair Value [Text Block]
 The following table summarizes our domestic and foreign defined benefit pension plan assets measured at fair value as of December 31, 2015:

Asset Class	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	($ in millions)
Equity securities
U.S. equities	$36.4	$43.2	$—	$79.6
Non-U.S. equities	0.8	121.9	—	122.7
Acquisition plan receivable	—	—	212.0	212.0
Fixed income/cash
Cash	60.1	—	—	60.1
Government treasuries	—	425.6	2.0	427.6
Corporate debt instruments	0.3	301.9	12.0	314.2
Asset-backed securities	—	155.6	—	155.6
Alternative investments
Hedge fund of funds	—	—	335.6	335.6
Real estate funds	—	—	27.4	27.4
Private equity funds	—	—	18.4	18.4
Absolute return strategies	—	264.6	18.7	283.3
Total assets	$97.6	$1,312.8	$626.1	$2,036.5

The following table summarizes our domestic and foreign defined benefit pension plan assets measured at fair value as of December 31, 2014:

Asset Class	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	($ in millions)
Equity securities
U.S. equities	$69.8	$12.4	$—	$82.2
Non-U.S. equities	35.4	115.5	—	150.9
Fixed income/cash
Cash	65.7	—	—	65.7
Government treasuries	—	465.6	4.3	469.9
Corporate debt instruments	0.4	329.7	9.6	339.7
Asset-backed securities	—	150.5	—	150.5
Alternative investments
Hedge fund of funds	—	—	358.8	358.8
Real estate funds	—	—	34.0	34.0
Private equity funds	—	—	17.7	17.7
Absolute return strategies	—	289.0	20.3	309.3
Total assets	$171.3	$1,362.7	$444.7	$1,978.7

Summary of activity for defined benefit plan with significant unobservable inputs
The following table summarizes the activity for our defined benefit pension plans level 3 assets for the year ended December 31, 2015:

	December 31, 2014	Realized Gain/(Loss)	Unrealized Gain/(Loss) Relating to Assets Held at Period End	Purchases, Sales, Settlements, and Other	Transfers In/(Out)	December 31, 2015
	($ in millions)
Acquisition plan receivable	$—	$—	$—	$212.0	$—	$212.0
Fixed income/cash
Government treasuries	4.3	—	(0.7)	(1.6)	—	2.0
Corporate debt instruments	9.6	0.5	(0.2)	2.1	—	12.0
Alternative investments
Hedge fund of funds	358.8	7.2	(3.4)	(27.0)	—	335.6
Real estate funds	34.0	2.4	3.7	(12.7)	—	27.4
Private equity funds	17.7	0.2	0.8	(0.3)	—	18.4
Absolute return strategies	20.3	—	(0.5)	(1.1)	—	18.7
Total level 3 assets	$444.7	$10.3	$(0.3)	$171.4	$—	$626.1

The following table summarizes the activity for our defined benefit pension plans level 3 assets for the year ended December 31, 2014:

	December 31, 2013	Realized Gain/(Loss)	Unrealized Gain/(Loss) Relating to Assets Held at Period End	Purchases, Sales, Settlements, and Other	Transfers In/(Out)	December 31, 2014
	($ in millions)
Fixed income/cash
Government treasuries	$4.5	$—	$(0.3)	$0.1	$—	$4.3
Corporate debt instruments	21.5	2.0	(1.3)	(12.6)	—	9.6
Alternative investments
Hedge fund of funds	315.9	—	17.9	25.0	—	358.8
Real estate funds	35.7	1.6	2.0	(5.3)	—	34.0
Private equity funds	17.9	—	(0.2)	—	—	17.7
Absolute return strategies	18.7	—	0.8	0.8	—	20.3
Total level 3 assets	$414.2	$3.6	$18.9	$8.0	$—	$444.7